Loans and borrowings - Terms and repayment schedule (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about borrowings
Carrying amount of loans and borrowings	¥ 20,594	¥ 416,389
Within 1 year or on demand
Disclosure of detailed information about borrowings
Carrying amount of loans and borrowings	13,669	401,182
After 1 year but within 2 years
Disclosure of detailed information about borrowings
Carrying amount of loans and borrowings	442	15,066
After 2 years but within 5 years
Disclosure of detailed information about borrowings
Carrying amount of loans and borrowings	1,297	141
After 1 year but within 5 years
Disclosure of detailed information about borrowings
Carrying amount of loans and borrowings	6,925	¥ 15,207
More than 5 years
Disclosure of detailed information about borrowings
Carrying amount of loans and borrowings	¥ 5,186